Cover	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Registrant Name	MasTec, Inc.
Central Index Key	0000015615
Entity Incorporation, State or Country Code	FL
Entity File Number	001-08106
Entity Tax Identification Number	65-0829355
Entity Address, Address Line One	800 S. Douglas Road
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	599-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	MTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false